LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS

13. LONG-TERM INVESTMENTS

Equity investments without readily determinable fair value that is not accounted for under equity method accounting:

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment (if applicable plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer).

As of June 30, 2026 and December 31, 2025, the carrying value for the equity investments without readily determinable fair value was $nil. The total initial investments to the equity investments without readily determinable fair value were approximately $647,000. As of December 31, 2025, full impairment had been recognized on such equity investments. There were no impairment charges or disposal activity recorded for the six months ended June 30, 2026. For the six months ended June 30, 2025, the additional investments to the equity investments without readily determinable fair value was approximately $22,000. Gain on disposal of approximately $0.07 million was recognized for the six months ended June 30, 2025. Impairment of approximately $0.02 million was recognized for the six months ended June 30, 2025.